Investments in Companies Accounted for at Equity (Details) - Schedule of Statements of Financial Position of TSG - TSG [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Statement of Financial Position [Abstract]
Current assets	$ 52,354	$ 67,254
Non-current assets	70,385	65,627
Current liabilities	(27,394)	(33,527)
Non-current liabilities	(64,789)	(69,534)
Net assets	30,556	29,820
Accumulated cost of share-based payment	(1,795)	(1,705)
Total equity attributed to shareholders	$ 28,761	$ 28,115
Working capital	50.00%	50.00%
Share of equity in TSG	$ 14,381	$ 14,058
Excess of fair value over carrying amount	4,617	5,401
Total investment carrying amount	$ 18,998	$ 19,459